Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities of continuing operations:
Net (loss) / income from continuing operations	$ (7,611)	$ 15,795	$ 18,750
Adjustments to reconcile net (loss) / income to net cash provided by operating activities of continuing operations:
Vessel depreciation and amortization (Note 5)	32,813	35,979	35,082
Amortization and write off of deferred financing costs	1,359	961	1,009
Amortization of above market acquired charters (Note 6)	14,380	14,380	14,309
Equity compensation expense (Note 13)	613	1,156	1,074
Impairment of vessel (Notes 5, 8)	28,805	3,282	0
Changes in operating assets and liabilities:
Trade accounts receivable	(11,354)	(2,275)	183
Prepayments and other assets	855	710	(831)
Inventories	1,147	(438)	(153)
Trade accounts payable	4,074	2,766	(595)
Due to related parties	3,508	(1,861)	(6,059)
Accrued liabilities	1,648	7,624	662
Deferred revenue	(10,059)	(11,542)	24,976
Dry docking costs paid		(609)	(1,479)
Net cash provided by operating activities of continuing operations	60,178	65,928	86,928
Cash flows from investing activities of continuing operations:
Vessel acquisitions and improvements including time charter agreements (Note 5)	(2,428)	(1,679)	(74,502)
Net proceeds from sale of vessels	39,789	0	0
Net cash provided by / (used in) investing activities of continuing operations	37,361	(1,679)	(74,502)
Cash flows from financing activities of continuing operations:
Proceeds from issuance of Partnership units (Note 12)	0	17,815	4,546
Expenses paid for issuance of Partnership units	0	(247)	(784)
Proceeds from issuance of long-term debt (Note 7)	0	0	26,661
Payments of long-term debt (Note 7)	(55,283)	(98,464)	(13,219)
Deferred financing costs paid	(72)	(3,803)	(24)
Dividends paid (Note 12)	(52,600)	(51,630)	(68,193)
Net cash used in financing activities of continuing operations	(107,955)	(136,329)	(51,013)
Net decrease in cash, cash equivalents and restricted cash from continuing operations	(10,416)	(72,080)	(38,587)
Cash flows from discontinued operations
Operating activities	37,712	61,046	68,158
Investing activities	(41,837)	(359)	(16,280)
Financing activities	(18,557)	(31,988)	4,197
Net (decrease) / increase in cash, cash equivalents and restricted cash from discontinued operations	(22,682)	28,699	56,075
Net (decrease) / increase in cash, cash equivalents and restricted cash	(33,098)	(43,381)	17,488
Cash, cash equivalents and restricted cash at the beginning of the year	71,297	114,678	97,190
Cash, cash equivalents and restricted cash at the end of the year	38,199	71,297	114,678
Supplemental cash flow information
Cash paid for interest	24,952	19,646	23,763
Non-Cash Investing and Financing Activities
Capital expenditures included in liabilities	547	312	1,383
Offering expenses included in liabilities	0	35	106
Deferred financing costs included in liabilities	0	79	0
Capitalized dry docking costs included in liabilities	480	11	1,141
Assumption of loans regarding the acquisition of the shares of the companies owning the M/T Aristaios, the M/T Anikitos and the M/T Amor included in discontinued operations	43,958	0	15,750
Units issued to acquire the shares of the company owning M/T Amor included in discontinued operations	0	0	911
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	21,203	53,297	96,678
Restricted cash - Non-current assets	16,996	18,000	18,000
Cash, cash equivalents and restricted cash at the end of the year	$ 38,199	$ 71,297	$ 114,678